Pensions and other post-retirement benefits - Schedule of reconciliation of changes in the present value of defined benefit obligations (including unfunded obligations) (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Opening net defined benefit asset/(liability)	£ 3,075	£ 715
Changes in net defined benefit liability (asset) [abstract]
Acquisition of NGED	0	566
Reclassification to held for sale	30	(720)
Closing net defined benefit asset	1,951	3,075
UK | Pensions
Disclosure of operating segments [line items]
Opening net defined benefit asset/(liability)	2,590	1,035
Changes in net defined benefit liability (asset) [abstract]
Acquisition of NGED	0	566
Reclassification to held for sale	30	(664)
Closing net defined benefit asset	1,614	2,590
US | Pensions
Disclosure of operating segments [line items]
Opening net defined benefit asset/(liability)	484	(22)
Changes in net defined benefit liability (asset) [abstract]
Acquisition of NGED	0	0
Reclassification to held for sale	0	(45)
Closing net defined benefit asset	324	484
US | Other post-retirement benefits
Disclosure of operating segments [line items]
Opening net defined benefit asset/(liability)	1	(298)
Changes in net defined benefit liability (asset) [abstract]
Acquisition of NGED	0	0
Reclassification to held for sale	0	(11)
Closing net defined benefit asset	13	1
Present value of defined benefit obligation
Disclosure of operating segments [line items]
Opening net defined benefit asset/(liability)	(23,867)	(23,607)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(194)	(223)
Interest cost	(697)	(428)
Actuarial (losses)/gains – experience	(204)	(544)
Actuarial gains – demographic assumptions	150	304
Actuarial gains – financial assumptions	4,428	1,908
Past service cost – redundancies	(5)	(1)
Special termination benefit cost – redundancies	(3)	(9)
Past service cost – augmentations	0	(1)
Liabilities extinguished on settlements	616	0
Medicare subsidy received	(28)	(24)
Employee contributions	(10)	(8)
Benefits paid	1,290	1,481
Exchange adjustments	(656)	(467)
Acquisition of NGED	0	(7,096)
Reclassification to held for sale	(46)	4,848
Closing net defined benefit asset	(19,226)	(23,867)
Present value of defined benefit obligation | UK | Pensions
Disclosure of operating segments [line items]
Opening net defined benefit asset/(liability)	(14,275)	(13,645)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(69)	(83)
Interest cost	(334)	(88)
Actuarial (losses)/gains – experience	(235)	(627)
Actuarial gains – demographic assumptions	135	133
Actuarial gains – financial assumptions	3,167	1,387
Past service cost – redundancies	(5)	(1)
Special termination benefit cost – redundancies	(3)	(9)
Past service cost – augmentations	0	(1)
Liabilities extinguished on settlements	0	0
Medicare subsidy received	0	0
Employee contributions	(10)	(8)
Benefits paid	711	919
Exchange adjustments	0	0
Acquisition of NGED	0	(7,096)
Reclassification to held for sale	(46)	4,844
Closing net defined benefit asset	(10,964)	(14,275)
Present value of defined benefit obligation | US | Pensions
Disclosure of operating segments [line items]
Opening net defined benefit asset/(liability)	(6,779)	(6,931)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(88)	(101)
Interest cost	(252)	(240)
Actuarial (losses)/gains – experience	(17)	(24)
Actuarial gains – demographic assumptions	5	100
Actuarial gains – financial assumptions	818	329
Past service cost – redundancies	0	0
Special termination benefit cost – redundancies	0	0
Past service cost – augmentations	0	0
Liabilities extinguished on settlements	616	0
Medicare subsidy received	0	0
Employee contributions	0	0
Benefits paid	426	403
Exchange adjustments	(465)	(327)
Acquisition of NGED	0	0
Reclassification to held for sale	0	12
Closing net defined benefit asset	(5,736)	(6,779)
Present value of defined benefit obligation | US | Other post-retirement benefits
Disclosure of operating segments [line items]
Opening net defined benefit asset/(liability)	(2,813)	(3,031)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(37)	(39)
Interest cost	(111)	(100)
Actuarial (losses)/gains – experience	48	107
Actuarial gains – demographic assumptions	10	71
Actuarial gains – financial assumptions	443	192
Past service cost – redundancies	0	0
Special termination benefit cost – redundancies	0	0
Past service cost – augmentations	0	0
Liabilities extinguished on settlements	0	0
Medicare subsidy received	(28)	(24)
Employee contributions	0	0
Benefits paid	153	159
Exchange adjustments	(191)	(140)
Acquisition of NGED	0	0
Reclassification to held for sale	0	(8)
Closing net defined benefit asset	£ (2,526)	£ (2,813)